Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Shares repurchased	27,762,353	257,000
Antidilutive Securities Excluded from Computation of Earnings Per Share	6,023,178	7,353,624	12,269,677